Defined Asset Funds®

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Capital Appreciation
Quantitative Research

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Merrill Lynch 100 Technology Index

Defined Technology Portfolio℠

Merrill Lynch

The Technology Sector ■ It has been considered an investment only for those with the most robust of temperaments. This sector has shown Wall Street lofty highs and humble lows, and we believe it offers great possibilities for the future. Defined Asset Funds® gives you a convenient way to invest in the potential of technology with the...

Defined Technology PortfolioSM

Why Technology Now?

Imagine your world without cable TV, a cellular phone or a home computer. How would your place of business operate without online services and networking capabilities? While many technology companies have seen ups and downs, overall, the industry's products have become essential to the way we do business and how we live. Despite wide variations over the last few years in the performance of certain stocks in the Merrill Lynch 100 Technology Index (ML 100 Index), the sector itself continues to redefine our economy and future in dramatic ways.

The Rebalancing Model

By applying a Rebalancing Model to the ML 100 Index, the Portfolio seeks to outperform the Index by reweighting each stock to increase potential return. Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments, designed his quantitative model as a means for improving returns and controlling risks in speculative equity sectors. As Portfolio Consultant for the Defined Technology Portfolio, Dr. Tew works with Defined Asset Funds to apply the following stock selection process:

Define the Universe
We begin by defining the universe of stocks. In this case, we use the ML 100 Index for its exposure to the technology sector, as well as its emphasis on highly capitalized stocks.

Construct an Enhanced Portfolio
Stocks in the ML 100 Index are then analyzed by the Portfolio Consultant for historical correlation relationships to identify stocks whose prices move inversely to one another. These relationships create a portfolio of stocks that complement each other, which may reduce volatility.

Reweight the Index
We then reweight the ML 100 Index, stock by stock. Stocks considered most attractive, those with the best prices relative to potential performance, are weighted most heavily. Stocks with less-attractive prices relative to returns are underweighted. This reweighting is designed to enhance potential return.

Rebalance the Portfolio
Because the Model works best over a one-year period, Defined Asset Funds and the Portfolio Consultant plan to construct a new Portfolio each year. The Model will be reapplied to the ML 100 Index to determine the weightings for a new Defined Technology Portfolio. At that time, you can choose to roll your proceeds into the new Portfolio, if available, or you can redeem your investment. Although this is a one-year investment, we recommend you continue with this Strategy for at least three to five years for potentially more consistent results.

*  This portfolio was originally Series 1 and rolled
    into Series C on August 30, 1999.

THE MERRILL LYNCH 100 TECHNOLOGY INDEX†

Company	Symbol
1. 3Com Corporation	COMS
2. Apple Computer, Inc.	AAPL
3. Adobe Systems, Inc.‡	ADBE
4. ADC Telecommunications, Inc.	ADCT
5. Analog Devices, Inc.	ADI
6. Alcatel‡§	ALA
7. Altera Corporation	ALTR
8. Applied Materials, Inc.	AMAT
9. Amazon.com, Inc.	AMZN
10. America Online, Inc.	AOL
11. Ariba, Inc.	ARBA
12. ASM Lithography Holding N.V.	ASML
13. At Home Corporation	ATHM
14. Automatic Data Processing, Inc.‡	AUD
15. BMC Software, Inc.	BMCS
16. Broadcom Corporation	BRCM
17. BroadVision, Inc.	BVSN
18. Computer Associates International, Inc.‡	CA
19. CIENA Corporation	CIEN
20. CMGI, Inc.	CMGI
21. Commerce One, Inc.	CMRC
22. Comverse Technology, Inc.	CMVT
23. Conexant Systems, Inc.	CNXT
24. Compaq Computer Corporation‡	CPQ
25. Compuware Corporation	CPWR
26. Computer Sciences Corporation	CSC
27. Cisco Systems, Inc.	CSCO
28. Citrix Systems, Inc.	CTXS
29. DoubleClick, Inc.	DCLK
30. Dell Computer Corporation	DELL
31. eBay, Inc.	EBAY
32. Electronic Data Systems Corporation‡	EDS
33. E*TRADE Group, Inc.	EGRP
34. EMC Corporation	EMC
35. Ericsson (LM) Telephone Company‡§	ERICY
36. Electronic Arts, Inc.	ERTS
37. Exodus Communications, Inc.	EXDS
38. First Data Corporation‡	FDC
39. Foundry Networks, Inc.	FDRY
40. Gateway, Inc.	GTW
41. Hewlett-Packard Company‡	HWP
42. International Business Machines Corporation‡	IBM
43. Internet Capital Group, Inc.	ICGE
44. Internap Network Services Corporation	INAP
45. Infosys Technologies Limited‡§	INFY
46. Inktomi Corporation	INKT
47. Intel Corporation‡	INTC
48. Intuit, Inc.	INTU
49. i2 Technologies, Inc.	ITWO
50. JDS Uniphase Corporation	JDSU
51. Juniper Networks, Inc.	JNPR
52. KLA-Tencor Corporation	KLAC
53. Linear Technology Corporation‡	LLTC
54. LSI Logic Corporation	LSI
55. Lucent Technologies, Inc.‡	LU
56. Lexmark International Group, Inc.	LXK
57. Metromedia Fiber Network, Inc.	MFNX
58. Molex, Inc.‡	MOLX
59. Motorola, Inc.‡	MOT
60. Microsoft Corporation	MSFT
61. Micron Technology, Inc.‡	MU
62. Maxim Integrated Products, Inc.	MXIM
63. Nokia Corporation‡§	NOK
64. Novell, Inc.	NOVL
65. National Semiconductor Corporation	NSM
66. Nortel Networks Corporation‡	NT
67. Network Appliance, Inc.	NTAP
68. Nextel Communications, Inc.	NXTL
69. Oracle Corporation	ORCL
70. Paychex, Inc.‡	PAYX
71. Priceline.com, Inc.	PCLN
72. Phone.com, Inc.	PHCM
73. Koninklijke (Royal) Philips Electronics N.V.‡§	PHG
74. PMC-Sierra, Inc.	PMCS
75. Parametric Technology Corporation	PMTC
76. Portal Software, Inc.	PRSF
77. QUALCOMM, Inc.	QCOM
78. RealNetworks, Inc.	RNWK
79. SAP AG‡§	SAP
80. Sycamore Networks, Inc.	SCMR
81. Siebel Systems, Inc.	SEBL
82. Seagate Technology, Inc.	SEG
83. Solectron Corporation	SLR
84. SONY Corporation‡§	SNE
85. STMicroelectronics N.V.‡§	STM
86. Sun Microsystems, Inc.	SUNW
87. Teradyne, Inc.	TER
88. TIBCO Software, Inc.	TIBX
89. Tellabs, Inc.	TLAB
90. Terra Networks, S.A.	TRRA
91. Taiwan Semiconductor Manufacturing Company Ltd.§	TSM
92. Texas Instruments, Inc.‡	TXN
93. Unisys Corporation	UIS
94. Vignette Corporation	VIGN
95. VeriSign, Inc.	VRSN
96. VERITAS Software Corporation	VRTS
97. Vitesse Semiconductor Corporation	VTSS
98. Xilinx, Inc.	XLNX
99. Xerox Corporation‡	XRX
100. Yahoo! Inc.	YHOO

† Index as of 1/21/00.
‡ Only these stocks currently pay dividends.
§ The issuer is a foreign corporation; dividends, if any, may be subject to withholding taxes.

Defined Asset Funds —  Our Philosophy

At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important your investment goal. This is why we offer a full range of defined investments designed to meet a variety of objectives.

We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient structure of a unit investment trust. For income, for growth or for total return, we believe that time in the market can be an effective strategy for growing your portfolio.

At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind — yours.

Invest in Technology Today!
You can get started with the Defined Technology Portfolio for about $250. Call your Financial Consultant for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Defining Your Risks Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.
•	There can be no assurance that this Portfolio will meet its objective or that it will outperform the ML100 Index.
•	This Portfolio is designed for investors who can assume the additional risks associated with aggressive growth equity investments, and may not be appropriate for investors seeking capital preservation or current income.

•	This Portfolio is composed of aggressive growth stocks that are subject to extreme price volatility; therefore, it inay be considered speculative.
•	This Portfolio consists exclusively of stocks from the technology sector and should not be considered a complete investment program.
•	This Portfolio does not reflect research opinions or any buy or sell recommendations from the Sponsor.
•	This Portfolio contains international equity investrments, which may involve special risks including higher price volatility, currency fluctuations and political developments.

Tax Reporting

When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, certain investors may defer recognition of gains and losses for federal tax purposes on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $15.00 per 1,000 units, about 1.50%.
	As a % of Public Offering Price	Amount Per 1,000 Units

Initial Sales Charge	1.00%	$10.00
Deferred Sales Charge	1.50%	$15.00

Maximum Sales Charge	2.50%	$25.00

Creation and Development Fee (as a % of net assets)	0.250%	$2.48

Estimated Annual Expenses (as a % of net assets)	0.177%	$1.75

Estimated Organization Costs		$1.00

If you sell your units before the terinination date, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

If You Invest:	Your Maximum Sales Charge (as a % of each $1,000 invested) Will Be:

Less than $50,000	2.50%
$50,000 to $99,999	2.25%
$100,000 to $249,999	1.75%
$250,000 to $999,999	1.50%
$1,000,000 to $4,999,999	0.75%
$5,000,000 or more	0.35%

Invest in Technology Today!

You can get started with $250. This Fund is eligible for purchase through Merrill Lynch Unlimited AdvantageSM (MLUA) accounts, in which the above sales charges do not apply and MLUA fees are applied. Call your financial professional to learn how the Defined Technology Portfolio may help to meet your personal investment goals and how it niay be appropriate for your IRA account. You can also request a free prospectus containing more complete information, including sales charges, expenses and risks - or download a prospectus from our Web site definedfunds.com/ml. Please read it carefully before you invest or send money.

This information in this brochure is not complete, and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale, is not permitted.

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© 2000 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC. Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.